RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)																				1 Months Ended	12 Months Ended
	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	May 31, 2019 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Payments for Rent | $																					$ 28,841		$ 28,366
Bonus payable																					$ 48,905	$ 73,387	$ 99,691	$ 144,166
Exercise price | $ / shares
Granted exercise price | $ / shares
Accrued salaries																					$ 64,627		$ 56,050				$ 96,000	$ 82,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments form related party | $																										$ 221,890
Bonus payable																									$ 166,418	$ 422,610
Remaining bonus amount																					$ 71,929	$ 107,937	$ 125,386	$ 181,324
Restricted stock shares of common stock																				0.078
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																		Feb. 25, 2019	Feb. 25, 2019
Base salary per month | $																			$ 25,000
Annual salary	$ 414,900	$ 600,000																$ 205,680	$ 300,000
Percentage of pension of monthly salary																					9.50%	9.50%
Percentage of bonus of annual base salary																					200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary			$ 414,900	$ 600,000						$ 274,240	$ 400,000
Percentage of bonus of annual base salary																		200.00%	200.00%		100.00%	100.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary			309,313	400,000						$ 205,680	$ 300,000
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable | $																									$ 316,957
Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares																					0.04	0.04
Employment Agreement [Member] | Initial Nathanielsz RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock								0.04	0.04														0.04	0.04
Employment Agreement [Member] | Additional Nathanielsz RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable																					0.04	0.04
Services Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares																					0.02	0.02
Restricted stock unit issuable																							0.02	0.02
Services Agreement [Member] | Initial Kenyon RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock								0.02	0.02
Services Agreement [Member] | Additional Kenyon RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock								0.02	0.02
Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
Operating lease, description														Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessee, operating lease, term of contract														5 years															5 years
Operating leases rent expense, minimum rentals														$ 28,325	$ 39,600
Goods and service tax														2,575	$ 3,600
Payments for Rent																					$ 105,377	$ 158,129	$ 84,452	$ 122,129
North Horizon Pty Ltd [Member] | Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Lessee, operating lease, term of contract					3 years	3 years
Payments for Rent					$ 2,176	$ 3,000
Former Director [Member]
Related Party Transaction [Line Items]
Loans from related party | $																					29,630		30,746
Due to related parties | $																					$ 49,314		51,171
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Operating leases, future minimum payments due														$ 141,629															$ 198,000
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary												$ 80,904	$ 120,000
Payments form related party																							$ 5,577	$ 7,689
James Nathanielsz [Member]
Related Party Transaction [Line Items]
Payments form related party																$ 3,205	$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers compensation			$ 96,810	$ 140,000			$ 177,840
Debt conversion, converted instrument, shares issued							5,928,000
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary								$ 309,313	$ 400,000
Agreement term								3 years	3 years
Option purchase shares								0.04	0.04
Exercise price | $ / shares								$ 4,675,000
Market price								110.00%	110.00%
Granted exercise price | $ / shares								$ 4,250,000
Option term								10 years	10 years
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary								$ 41,580	$ 54,000
Agreement term								3 years	3 years
Option purchase shares								0.02	0.02
Exercise price | $ / shares								$ 4,250,000
Market price								100.00%	100.00%
Option term								10 years	10 years
Dr. Kenyon [Member] | Cancellation Agreement [Member]
Related Party Transaction [Line Items]
Debt conversion, converted instrument, shares issued							3,420
Cancellation of accrued salary | $							$ 102,600